BRANDON J. CAGE

Vice President and Managing Counsel

Writer's Direct Number: (205) 268-1889

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brandon.cage@protective.com

May 1, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Empower Life & Annuity Insurance Company of New York
Variable Annuity-1 Series Account
Schwab OneSource Choice Variable Annuity
Filing Pursuant to Rule 497(j) for
File No. 333-194044; 811-08183

Commissioners:

On behalf Empower Life & Annuity Insurance Company of New York and the Variable Annuity-1 Series Account, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Schwab OneSource Choice Variable Annuity”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in the most recent post-effective amendment to the above referenced registration statement for the Variable Annuity-1 Series Account as filed electronically with the Commission on April 21, 2026.

Please do not hesitate to call me at (205) 268-1889 if you have any questions.

Sincerely,

/s/ Brandon J. Cage
Brandon J. Cage